OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables

Other payables consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Rental deposit received – current	1,431,999	508,149
Rental deposit received – non-current	1,340,016	1,362,306
Accrued expenses	2,067,508	1,375,832
	4,839,523	3,246,287
Other payables – current	3,499,507	1,883,981
Other payables – non-current	1,340,016	1,362,306
	4,839,523	3,246,287